COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cost of sales

	12.31.2024	12.31.2023	12.31.2022
Inventories at the beginning of the year	205	173	155

Plus: Charges of the year
Purchases of inventories, energy and gas	450	411	502
Salaries and social security charges	90	85	79
Employees benefits	19	17	15
Defined benefit plans	8	8	5
Works contracts, fees and compensation for services	128	111	97
Property, plant and equipment depreciation	328	254	202
Intangible assets amortization	4	5	1
Right-of-use assets amortization	2	1	3
Energy transportation	12	9	8
Transportation and freights	21	20	16
Consumption of materials	28	27	30
Penalties	1	2	1
Maintenance	61	47	61
Canons and royalties	97	92	89
Environmental control	6	4	5
Rental and insurance	27	31	31
Surveillance and security	6	5	4
Taxes, rates and contributions	6	7	5
Other	3	3	3
Total charges of the year	1,297	1,139	1,157

Less: Inventories at the end of the year	(223)	(205)	(173)
Total cost of sales	1,279	1,107	1,139